Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
14.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Chairman and former President, significant shareholder through BWL Investments Ltd. Resigned as President effective October 11, 2022.

●	Jordan Plews, Director, significant shareholder through JP Bio Consulting LLC

●	Graydon Bensler, CEO, CFO and Director

●	Yi Guo, Former Director, resigned effective September 29, 2022

●	Tim Sayed, Chief Medical Officer

●	Brenda Buechler, Former Chief Marketing Officer

●	Christoph Kraneiss, Former Chief Commercial Officer

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Julie Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Director (appointed June 1, 2023, resigned February 29, 2024)

●	George Kovalyov (appointed March 1, 2024)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, significant shareholder and controlled by Jordan Plews

●	BWL Investments Ltd., significant shareholder and controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
Consulting fees	$80,000	40,288	160,833	91,538
Salaries	170,641	159,814	377,656	316,253
Share-based compensation	(54,859)	75,369	(32,583)	122,355
	$195,782	275,471	505,907	530,146

During the six months ended June 30, 2024, the Company incurred consulting fees of $100,833 (June 30, 2023 - $42,500) to GB Capital Ltd., a company controlled by Graydon Bensler, CEO, CFO and Director. In addition, the Company incurred consulting fees of $60,000 (June 30, 2023 - $60,000) to Northstrive Companies Inc., a company controlled by the Company’s Chairman and former President.

Jordan Plews, Director, earned a Salary of $122,032 and $111,523 respectively during the six months ended June 30, 2024, and 2023 (includes employer taxes of $13,698 and $11,522, respectively).

Brenda Buechler, former Chief Marketing Officer, earned a Salary of $132,807 and $106,123, respectively during the six months ended June 30, 2024, and 2023 (includes employer taxes of $14,297 and $11,123 respectively).

Christoph Kraneiss, former Chief Commercial Officer, earned a Salary of $122,818 and $98,608, respectively during the six months ended June 30, 2024, and 2023 (includes employer taxes of $10,639 and $8,608, respectively).

During the six months ended June 30, 2024, and 2023, the company issued the following stock options to related parties:

On March 1, 2024, the Company granted 80,000 stock options to directors of the company with a contractual life of 10 years and exercise price of $1.00 per share of common stock. These stock options were valued at $45,986 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value granted to each related party in the current and prior periods, and the related expense recorded for the six months ended June 30, 2024, and 2023 is as follow:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023	Fair value of stock options granted
Braeden Lichti, Former Chairman and President[1]	$(5,355)	$3,927	$50,995
Graydon Bensler, CEO, CFO and Director	1,502	3,927	50,995
Jordan Plews, Director	1,502	3,927	50,995
Tim Sayed, Chief Medical Officer	1,502	3,927	50,995
Jeffrey Parry, Director	13,349	5,210	107,669
Crystal Muilenburg, Former Director[1]	(41,668)	11,199	210,245
Julie Daley, Director	53,643	13,428	210,245
George Kovalyov, Director	10,308	-	52,845
Brenda Buechler, Former Chief Marketing Officer[1]	(36,918)	41,426	143,671
Christoph Kraneiss, Former Chief Commercial Officer[1]	(30,449)	35,384	121,243
	$(32,583)	$122,355	$1,049,898

[1]	239,782 options of related parties were forfeited in the six months ended June 30, 2024

As of June 30, 2024, and December 31, 2023, the Company had $22,072 and $22,455, respectively due to companies controlled by Braeden Lichti, of which $22,072 and $22,455, respectively is unsecured, non-interest bearing and are due on demand. Additionally, the Company drew $50,000 on a line of credit provide by a company controlled by Braeden Lichti during the six months ended June 30, 2024. The line of credit incurs interest at a rate of 20% per annum on the outstanding principal.

As of June 30, 2024, the Company had $56,127 (December 31, 2023 - $34,378) in consulting fees due to Graydon Bensler, CEO, CFO and Director, $45,143 (December 31, 2023 - $15,143) due to companies controlled by Braeden Lichti, and $Nil and $Nil (December 31, 2023 - $4,272 and $879) due to Jordan Plews, Director, and Christopher Kraneiss, former Chief Commercial Officer, respectively, for expenses incurred on behalf of the Company.

13.	Related Party Transactions

Related parties consist of the following individuals and corporations:

●	Braeden Lichti, Chairman and former President, significant shareholder through BWL Investments Ltd. Resigned as President effective October 11, 2022.

●	Jordan Plews, CEO and Director, significant shareholder through JP Bio Consulting LLC

●	Graydon Bensler, CFO and Director

●	Yi Guo, Former Director, resigned effective September 29, 2022

●	Tim Sayed, Chief Medical Officer

●	Brenda Buechler, Chief Marketing Officer

●	Christoph Kraneiss, Chief Commercial Officer

●	Jeffrey Parry, Director (appointed June 1, 2023)

●	Julie Daley, Director (appointed June 1, 2023)

●	Crystal Muilenburg, Director (appointed June 1, 2023)

●	GB Capital Ltd., controlled by Graydon Bensler

●	JP Bio Consulting LLC, significant shareholder and controlled by Jordan Plews

●	BWL Investments Ltd., significant shareholder and controlled by Braeden Lichti

●	Northstrive Companies Inc., controlled by Braeden Lichti

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors, corporate officers, and individuals with more than 10% control.

Remuneration attributed to key management personnel are summarized as follows:

	December 31, 2023	December 31, 2022
Consulting fees	$230,000	$215,078
Salaries	633,957	403,180
Share-based compensation	357,349	129,980
	$1,221,306	$748,238

During the year ended December 31, 2023, the Company incurred consulting fees of $110,000 (December 31, 2022 - $95,078) to GB Capital Ltd., a company controlled by Graydon Bensler, CFO and Director. In addition, the Company incurred consulting fees of $120,000 (December 31, 2022 - $120,000) to Northstrive Companies Inc., a company controlled by the Company’s Chairman and former President.

Jordan Plews, CEO and Director, earned a Salary of $223,646 and $222,446 respectively during the year ended December 31, 2023 and 2022 (includes employer taxes of $23,646 and $12,446, respectively).

Brenda Buechler, Chief Marketing Officer, earned a Salary of $212,913 and $107,937, respectively during the year ended December 31, 2023 and 2022 (includes employer taxes of $22,913and $7,937 respectively).

Christoph Kraneiss, Chief Commercial Officer, earned a Salary of $197,398 and $72,792, respectively during the year ended December, 2023 and 2022 (includes employer taxes of $17,398 and $5,292, respectively).

On February 9, 2021, the Company granted 800,000 stock options to four related parties (200,000 stock options each) with a contractual life of ten years and exercise price of $0.60 per share of common stock. These stock options were valued at $203,972 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On June 1, 2023, the Company granted 160,000 stock options to directors of the company (80,000 stock options each) with a contractual life of ten years and exercise price of $5.00 per share of common stock. These stock options were valued at $420,521 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

On June 1, 2023, the Company cancelled and re-issued 80,000 stock options to a director of the company with a contractual life of ten years and exercise price of $5.00 per share of common stock. The cancelled and re-issued options had the same exercise price of $5.00 per common stock and the same vesting terms and expiry date, and as such the cancellation and reissuance is not expected to impact on the Company’s consolidated financial statements. (Note 12).

Details of the fair value of the options granted to each individual and the related expense recorded for the year ended December 31, 2023 and 2022 are as follow:

On July 20, 2021, the Company granted 200,000 stock options to a related party, Yi Guo, former Director, with a contractual life of ten years and exercise price of $0.60 per share of common stock. These stock options were valued at $51,014 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter. On October 17, 2022, Yi Guo resigned from the board of directors of the Company and as a result, 137,500 unvested options were forfeited. The remaining 62,500 vested option remain exercisable for 3 months after the resignation. The share-based compensation expense recorded for the years ended December 31, 2023 and 2022 relating to these stock options was Nil and $1,424, respectively.

During 2023, the Company granted 250,000 stock options to two related parties (150,000 stock options to Brenda Buechler, Chief Marketing Officer, and 100,000 options to Christoph Kraneiss, Chief Commercial Officer) with a contractual life of ten years and weighted average exercise price of $1.22 per share of common stock. These stock options were valued at $264,906 using the Black-Scholes Option Pricing Model. The options vest 25% on the first anniversary of the grant date and the remaining 75% vest evenly over 36 months thereafter.

Details of the fair value granted to each individual and the related expense recorded for the year ended December 31, 2023 is as follow:

	December 31, 2023	December 31, 2022	Fair value of stock options granted
Braeden Lichti, Former Chairman and President	$6,563	$14,181	$50,995
Graydon Bensler, CFO and Director	6,563	14,181	50,995
Jordan Plews, CEO and Director	6,563	14,181	50,995
Tim Sayed, Chief Medical Officer	6,563	14,181	50,995
Jeffrey Parry, Director	29,855	-	107,669
Julie Daley, Director	98,613	-	210,245
Crystal Muilenburg, Director	82,252	-	210,245
Brenda Buechler, Chief Marketing Officer	62,705	-	143,671
Christoph Kraneiss, Chief Commercial Officer	57,672	-	121,243
	$357,349	$56,724	$997,053

As of December 31, 2023 and 2022, the Company had $22,455 and $142,705, respectively due to companies controlled by Braeden Lichti, of which $22,455 and $22,705, respectively is unsecured, non-interest bearing and are due on demand.

As of December 31, 2023, the Company had $34,378 (December 31, 2022 - $7,165) in consulting fees due to Graydon Bensler, CFO and Director, $15,143 (December 31, 2022 - $1,485) due to companies controlled by Braeden Lichti, and $4,272 and $879 (December 31, 2022 - $2,971 and $Nil) due to Jordan Plews, CEO and Director, and Christopher Kraneiss, Chief Commercial Officer, respectively, for expenses incurred on behalf of the Company.